INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2022, 2021 and 2020 is made up of the following components:

	2022	2021	2020

Current – Federal	$4,280,033	$2,859,997	$3,024,953
Current – State	289,345	595,915	205,779
Total Current	4,569,378	3,455,912	3,230,732

Deferred tax expense (benefit)	(151,474)	487,481	156,075

Total Provision	$4,417,904	$3,943,393	$3,386,807

Schedule of Deferred Tax Assets and Liabilities
Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2022 and 2021. As of December 31, 2022 net deferred tax assets of $3.1 million are included in other miscellaneous assets in the accompanying consolidated statements of financial position. As of December 31, 2021 net deferred tax liabilities of $6.6 million are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	As Of December 31,
	2022	2021
Deferred Tax Assets:
Unearned Premium Reserves	$2,042,304	$2,239,933
Unrealized Loss (Gain) on
Marketable Debt Securities	7,018,205	—
SPAE Capitalization	31,643	33,713
STAT & Tax Reserve	643,782	671,836
Total Deferred Tax Assets	$9,735,934	$2,945,482

Deferred Tax Liabilities:
Insurance Commissions	(4,774,456)	(5,034,729)
Deferred Acquisition Cost Amortization	(1,554,166)	(1,637,230)
GAAP/STAT Premium Tax	(198,450)	(230,665)
Unrealized Loss (Gain) on
Marketable Debt Securities	—	(2,588,224)
Other	(66,235)	(69,944)
Total Deferred Tax Liabilities	(6,593,307)	(9,560,792)
Net Deferred Tax Asset (Liability)	$3,142,627	$(6,615,310)

Schedule of Income Tax Rate Reconciliation
The Company's effective tax rate for the years ended December 31, 2022, 2021 and 2020 is analyzed as follows.

	2022	2021	2020
Statutory Federal income tax rate	21.0%	21.0%	21.0%
Tax effect of S corporation status	5.0	(11.3)	1.0
Tax exempt income	(5.9)	(2.4)	(5.5)
State income taxes	1.4	1.3	1.1
Effective Tax Rate	21.5%	8.6%	17.6%